Summary of Significant Accounting Policies (Policies) - Pfizer Savings Plan	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
Basis of Accounting

The financial statements of the Plan are prepared on the accrual basis of accounting.

The statements of net assets available for plan benefits present the fair value of the Plan’s investments, except for the fully benefit-responsive investment contracts, which are reported at contract value (see Note 4). The statement of changes in net assets available for plan benefits is prepared on a contract value basis for the fully benefit-responsive investment contracts. All other assets are measured at fair value.

Some amounts in the financial statements, notes to financial statements and supplemental schedule of the Plan may not add due to rounding.

Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires Plan management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition

Common stock, American Depositary Receipts (ADRs), New York Registry Shares (NY Reg Shs) and self-directed brokerage accounts are valued at the closing market price on the last business day of the year. Mutual funds are recorded at fair value based on the published net asset value (NAV) per share of the funds as of the last business day of the year, which is derived from the fair value of the underlying investments held by the funds. Common/collective trust funds (CCTs) are stated at redemption value as determined by the trustees of such funds based upon the underlying securities stated at fair value on the last business day of the year. The Plan generally has the ability to redeem its investments at the NAV at the valuation date. There are no significant restrictions, redemption terms or holding periods that would limit the ability of the Plan or the participants to transact at the NAV. The Alliance Bernstein Large Cap Growth Equity Separate Account (Separate Account) primarily holds common stock and CCTs. The T. Rowe Price Stable Value Fund represents direct investments in Synthetic Investment Contracts (SICs) that are fully benefit-responsive and reported at contract value as contract value is the relevant measurement. See Note 4 for additional information.

See Note 5 for additional information regarding the fair value of the Plan’s investments.

Purchases and sales of securities are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. The net appreciation/(depreciation) in the fair value of investments consists of the realized gains or losses on the sales of investments and the net unrealized appreciation/(depreciation) of investments.

Notes Receivable from Participants	Notes Receivable from Participants Notes receivable from participants, which are subject to various interest rates, are recorded at amortized cost.
Payments of Benefits	Payment of Benefits Benefits are recorded when paid.